Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Net loss	$ 718	$ 754	$ 693
Total recognized in accumulated other comprehensive income	$ 718	$ 754	$ 693	$ 678